Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 261,416	$ 157,814
Restricted cash	8,636	17,284
Total cash and cash equivalents and restricted cash	$ 270,052	$ 175,098	$ 174,624	$ 169,446